GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 27, 2014	Jan. 02, 2016	Jan. 03, 2015
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		$ 721.6	$ 758.5
Acquisition adjustments		(0.4)
Translation adjustments		(35.0)	(36.9)
Goodwill, Ending Balance		686.2	721.6
Impairment of goodwill		0.0
Intangible Assets, Net (Excluding Goodwill).
Impairment of indefinite-lived intangible assets	$ 3.0		3.0
Indefinite-lived intangible assets, carrying value		7.8	7.9
Pressure-sensitive Materials
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		306.6	334.8
Translation adjustments		(28.7)	(28.2)
Goodwill, Ending Balance		277.9	306.6
Retail Branding and Information Solutions
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		415.0	423.7
Acquisition adjustments		(0.4)
Translation adjustments		(6.3)	(8.7)
Goodwill, Ending Balance		408.3	415.0
Accumulated impairment losses		820.0	$ 820.0
Vancive Medical Technologies
Changes in net carrying amount of goodwill
Goodwill, Ending Balance		$ 0.0